Inventories	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Inventories

3. Inventories

At December 31, 2016 and December 31, 2015, inventories consisted of the following:

	2016	2015
Finished goods	$724.814	$670.291
Health care supplies	381.908	395.342
Raw materials and purchased components	225.879	206.525
Work in process	77.233	68.593
Inventories	$1.409.834	$1.340.751

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately $442,024 of materials, of which $213,338 is committed at December 31, 2016 for 2017. The terms of these agreements run 1 to 5 years.